Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

September 12, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:

Eaton Vance Special Investment Trust (File Nos.811-01545 and 02-27962)

(the “Registrant”)

on behalf of its series Eaton Vance Greater India Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant on behalf of the Fund, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and form of Proxy (“proxy materials”) regarding a Special Meeting of Shareholders to be held on Thursday, November 17, 2016.  The shareholders are being asked to consider the following proposals:

1.

To approve an Investment Sub-Advisory Agreement between Boston Management and Research (“BMR”) and Goldman Sachs Asset Management International (“GSAMI”), pursuant to which GSAMI will serve as an investment sub-adviser to Greater India Portfolio (the “Portfolio”);

2.

To approve a change in the diversification status of the Fund from a diversified fund to a non-diversified fund, as such terms are defined under the Investment Company Act of 1940, as amended;

3.

To approve an Investment Advisory Agreement between BMR and Eaton Vance Special Investment Trust (the “Trust”) on behalf of the Fund, pursuant to which BMR will serve as investment adviser to the Fund;

4.

To approve an Investment Sub-Advisory Agreement between BMR and GSAMI, pursuant to which GSAMI will serve as an investment sub-adviser to the Fund; and

5.

To consider and act upon any other matters which may properly come before the meeting and any adjourned session thereof.

We would appreciate receiving the Staff's comments, if any, as soon as possible so that the definitive proxy materials can be printed.

If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8064.

Very truly yours,

/s/ Velvet Regan

Velvet Regan, Esq.

Vice President